Cover	Feb. 15, 2022
Cover [Abstract]
Entity Registrant Name	Palatin Technologies, Inc.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 15, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-15543
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	4B Cedar Brook Drive
Entity Address City Or Town	Cranbury
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
Local Phone Number	495-2200
City Area Code	609
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	PTN
Security Exchange Name	NYSEAMER